Short-Term and Long-Term Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Short-Term Debt [Member]
Short-Term and Long-Term Borrowings [Member]
Interest expense	$ 442,748
Long-Term Debt [Member]
Short-Term and Long-Term Borrowings [Member]
Interest expense		$ 1,151,567
Notes Payable [Member]
Short-Term and Long-Term Borrowings [Member]
Interest expense			$ 1,550,082